Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Partners' Equity
Schedule of cash distributions

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
July 27, 2022	Common	$0.01	August 11, 2022	528
July 27, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2022	6,777
October 26, 2022	Common	$0.01	November 10, 2022	528
October 26, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2022	6,214
Total				$29,101
January 25, 2023	Common	$0.01	February 9, 2023	528
January 25, 2023	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2023	6,159
April 26, 2023	Common	$0.01	May 11, 2023	529
May 10, 2023	Preference (Series A, B, C)	$0.5390625, $0.6887222, $0.53125	June 15, 2023	6,776
July 7, 2023	Common	$3.28	July 12, 2023	174,797
August 2, 2023	Preference (Series A, B, C)	$0.5390625, $0.7249747, $0.53125	September 15, 2023	6,902
November 15, 2023	Preference (Series A, B, C)	$0.5390625, $0.7274123, $0.53125	December 15, 2023	6,910
December 22, 2023	Common	$5.2380174	December 22, 2023	89,658
Total				$292,259
February 26, 2024	Preference (Series A, B, C)	$0.5390625, $0.7253680, $0.53125	March 15, 2024	6,903
March 28, 2024	Common	$3.3672969	March 28, 2024	57,638
May 9, 2024	Preference (Series A, B, C)	$0.5390625, $0.7302596, $0.6969096	June 17, 2024	7,427
June 28, 2024	Common	$2.9931528	June 28, 2024	51,233
July 31, 2024	Preference (Series A, B, C)	$0.5390625, $0.7311853, $0.6978353	September 16, 2024	7,435
September 30, 2024	Common	$2.8684381	September 30, 2024	49,099
November 13, 2024	Preference (Series A, B, C)	$0.5390625, $0.6977798, $0.6647923	December 16, 2024	7,216
December 20, 2024	Common	$2.3072219	December 20, 2024	39,492
Total				$226,443

Schedule of preference units repurchased and cancelled as well as the amounts paid including commissions

		Amount paid
		including
Series	Number of units	commissions
Series A Preference Units	665,016	16,423
Series B Preference Units	639,189	16,080
Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,247